PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)

VY
®
American Century
Small-Mid Cap Value Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.9%
Communication Services : 0.6%
21,008
(1)
Criteo SA, ADR
$ 376,673
0.2
114,314  Entravision
Communications Corp.
- Class A
339,513
0.1
4,160
(1)
NIQ Global Intelligence
PLC
47,299
0.0
10,411
Publicis Groupe SA
861,718
0.3
9,914
(2)
Townsquare Media,
Inc. - Class A
53,833
0.0
1,679,036
0.6
Consumer Discretionary : 5.8%
11,260  A-Mark Precious
Metals, Inc.
451,301
0.2
64,312  Bath & Body Works,
Inc.
1,200,705
0.4
23,903
(1)(2)
Birkenstock Holding
PLC
856,445
0.3
18,123
BorgWarner, Inc.
983,354
0.4
12,185
Brunswick Corp.
886,581
0.3
25,595  Cie Generale des
Etablissements
Michelin SCA
876,861
0.3
44,087
Gentex Corp.
963,301
0.4
79,616
(1)
KinderCare Learning
Cos., Inc.
175,155
0.1
3,371
(1)
M/I Homes, Inc.
412,779
0.2
29,018
(1)
MarineMax, Inc.
785,227
0.3
62,906
(1)(2)
McGraw Hill, Inc.
861,812
0.3
1,292
Meritage Homes Corp.
79,897
0.0
8,857
(1)
Mohawk Industries,
Inc.
872,060
0.3
34,690
(1)(2)
OneWater Marine, Inc.
- Class A
327,821
0.1
13,961
PulteGroup, Inc.
1,641,953
0.6
13,625
(1)
Skyline Champion
Corp.
1,013,291
0.4
15,615
Sodexo SA
801,554
0.3
12,451
(1)
Taylor Morrison Home
Corp.
725,146
0.3
17,262
Visteon Corp.
1,572,741
0.6
15,487,984
5.8
Consumer Staples : 5.7%
5,723
Clorox Co.
593,075
0.2
2,126
Colgate-Palmolive Co.
181,199
0.1
61,067  Edgewell Personal
Care Co.
1,303,170
0.5
16,378
Heineken NV
1,259,774
0.5
130,988
Kenvue, Inc.
2,258,233
0.9
22,881
Kimberly-Clark Corp.
2,207,330
0.8
41,615  Koninklijke Ahold
Delhaize NV
1,937,987
0.7
25,485
(1)
Magnum Ice Cream
Co. NV
374,398
0.1
19,269  Mondelez International,
Inc. - Class A
1,110,665
0.4
11,513
Pernod Ricard SA
856,132
0.3
13,128  Spectrum Brands
Holdings, Inc.
967,534
0.4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
12,682
Sysco Corp.
$ 904,607
0.3
5,550
Target Corp.
672,660
0.3
5,441  Turning Point Brands,
Inc.
472,224
0.2
15,098,988
5.7
Energy : 9.7%
65,179
Baker Hughes Co.
3,979,178
1.5
10,105
Cactus, Inc. - Class A
478,674
0.2
7,467
Chord Energy Corp.
1,061,658
0.4
36,331
Coterra Energy, Inc.
1,276,671
0.5
118,076  Crescent Energy Co.
- Class A
1,594,026
0.6
11,540  Diamondback Energy,
Inc.
2,282,497
0.9
70,866
(3)
Enterprise Products
Partners L.P.
2,681,569
1.0
16,407
EQT Corp.
1,044,141
0.4
36,072  Flowco Holdings, Inc.
- Class A
743,083
0.3
26,778
(1)
Infinity Natural
Resources, Inc. - Class
A
471,561
0.2
14,683
Liberty Energy, Inc.
422,870
0.2
39,352
(2)
Mach Natural
Resources L.P.
550,928
0.2
53,030  Magnolia Oil & Gas
Corp. - Class A
1,674,157
0.6
55,099  Northern Oil and Gas,
Inc.
1,610,544
0.6
9,818
ONEOK, Inc.
887,449
0.3
67,331  Permian Resources
Corp. - Class A
1,435,497
0.5
10,760
Phillips 66
1,960,257
0.7
26,384
Schlumberger NV
1,355,874
0.5
21,627
(2)
TXO Partners L.P.
272,068
0.1
25,782,702
9.7
Financials : 21.8%
48,790
(1)(2)
Accelerant Holdings
- Class A
651,834
0.2
9,103
Allstate Corp.
1,887,416
0.7
3,050  Ameriprise Financial,
Inc.
1,355,420
0.5
7,172
Ameris Bancorp
559,344
0.2
31,951  Atlantic Union
Bankshares Corp.
1,141,929
0.4
16,761  Axis Capital Holdings
Ltd.
1,699,733
0.6
9,762
(1)
Axos Financial, Inc.
830,649
0.3
2,841
BancFirst Corp.
308,248
0.1
4,297  Bank of New York
Mellon Corp.
509,753
0.2
9,130
(1)
Bowhead Specialty
Holdings, Inc.
204,786
0.1
15,381
(1)(2)
BRP Group, Inc.
- Class A
337,459
0.1
17,684
Central BanCo, Inc.
423,532
0.2
77,539  Columbia Banking
System, Inc.
2,126,895
0.8

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
American Century
Small-Mid Cap Value Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
68,923  Commerce
Bancshares, Inc.
$ 3,391,012
1.3
76,547
(2)
Compass Diversified
Holdings
601,659
0.2
24,729
(1)
Euronet Worldwide,
Inc.
1,641,264
0.6
71,909
EVERTEC, Inc.
2,029,272
0.8
11,447  First BanCorp/Puerto
Rico
244,508
0.1
49,537
First Hawaiian, Inc.
1,220,592
0.5
12,819  Hamilton Insurance
Group Ltd. - Class B
382,391
0.1
4,258  Hanover Insurance
Group, Inc.
738,124
0.3
68,389  Home BancShares,
Inc.
1,841,716
0.7
20,039  International
Bancshares Corp.
1,348,424
0.5
29,951
Marex Group PLC
1,335,215
0.5
18,760  Marsh & McLennan
Cos., Inc.
3,253,922
1.2
3,707  Nicolet Bankshares,
Inc.
550,934
0.2
3,076
Northeast Bank
345,650
0.1
18,468
Northern Trust Corp.
2,577,579
1.0
98,894
Old National Bancorp
2,185,557
0.8
5,508  Pathward Financial,
Inc.
491,479
0.2
1,807
Popular, Inc.
242,445
0.1
36,960  Prosperity Bancshares,
Inc.
2,482,973
0.9
5,500  Raymond James
Financial, Inc.
796,345
0.3
14,945  Reinsurance Group of
America, Inc.
3,051,171
1.1
58,045
(1)
Repay Holdings Corp.
150,917
0.1
11,663
(1)
SiriusPoint Ltd.
251,221
0.1
29,583
(1)(2)
Slide Insurance
Holdings, Inc.
532,494
0.2
26,096
Southstate Bank Corp.
2,414,402
0.9
12,615
(1)
StoneX Group, Inc.
1,017,400
0.4
13,663  T. Rowe Price Group,
Inc.
1,231,583
0.5
46,908
Truist Financial Corp.
2,156,361
0.8
16,461
UMB Financial Corp.
1,856,636
0.7
42,463
US Bancorp
2,208,501
0.8
18,552
Westamerica BanCorp
967,487
0.4
8,745  Willis Towers Watson
PLC
2,542,171
1.0
58,118,403
21.8
Foreign Stock : 0.2%
45,382
(1)(2)
Haymaker Acquisition
Corp. 4
523,708
0.2
Health Care : 11.1%
4,773
(1)
Addus HomeCare
Corp.
446,991
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
2,381  AmerisourceBergen
Corp.
$ 747,967
0.3
17,120  Becton Dickinson and
Co.
2,691,778
1.0
50,122
Embecta Corp.
443,078
0.2
69,825
(1)
Enovis Corp.
1,588,519
0.6
55,282
(1)
Envista Holdings Corp.
1,402,504
0.5
35,398  GE HealthCare
Technologies, Inc.
2,519,630
0.9
48,567
(1)
Henry Schein, Inc.
3,579,388
1.3
9,225
(1)
IQVIA Holdings, Inc.
1,573,232
0.6
11,899
Labcorp Holdings, Inc.
3,174,772
1.2
20,897
Medtronic PLC
1,810,725
0.7
31,669
(1)
Pediatrix Medical
Group, Inc.
677,400
0.2
9,367
Quest Diagnostics, Inc.
1,835,745
0.7
10,113  Universal Health
Services, Inc. - Class B
1,809,924
0.7
3,094
(1)
Waters Corp.
921,393
0.3
49,201  Zimmer Biomet
Holdings, Inc.
4,448,754
1.7
29,671,800
11.1
Industrials : 16.3%
24,857
A.O. Smith Corp.
1,639,071
0.6
1,933
ABM Industries, Inc.
74,459
0.0
9,244  Albany International
Corp. - Class A
482,629
0.2
5,803
ArcBest Corp.
570,783
0.2
10,669
(1)
Blue Bird Corp.
605,893
0.2
15,187
Brink's Co.
1,573,829
0.6
97,754
Bunzl PLC
2,942,909
1.1
67,875
CSX Corp.
2,786,269
1.0
2,599
Cummins, Inc.
1,398,314
0.5
10,200
Daikin Industries Ltd.
1,223,459
0.5
79,057
(1)
DIRTT Environmental
Solutions
46,248
0.0
2,474
Dover Corp.
515,705
0.2
43,327
(1)(2)
EquipmentShare.com,
Inc. - Class A
882,571
0.3
16,907
Fortive Corp.
934,619
0.3
24,489
(1)
Gates Industrial Corp.
PLC
553,696
0.2
3,237  Hammond Power
Solutions, Inc.
408,075
0.2
8,879
Hexcel Corp.
718,577
0.3
112,635
(1)
Hillman Solutions
Corp.
937,123
0.4
8,528  Hub Group, Inc.
- Class A
307,349
0.1
3,205
(1)
IBEX Holdings Ltd.
85,958
0.0
3,234
IDEX Corp.
613,005
0.2
19,238
Korn Ferry
1,211,032
0.5
8,798  L3Harris Technologies,
Inc.
3,036,630
1.1
8,869
Loomis AB
405,139
0.2
16,808
Masco Corp.
1,014,699
0.4
27,633  MSC Industrial Direct
Co., Inc. - Class A
2,549,697
1.0
6,368
Norfolk Southern Corp.
1,827,616
0.7

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
American Century
Small-Mid Cap Value Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
7,551
Oshkosh Corp.
$ 1,111,583
0.4
11,105
Owens Corning
1,201,783
0.5
7,622
PACCAR, Inc.
880,341
0.3
23,984
(1)(2)
Proficient Auto
Logistics, Inc.
162,612
0.1
2,986
Republic Services, Inc.
653,994
0.2
4,942
(1)
Resideo Technologies,
Inc.
166,595
0.1
5,395  Science Applications
International Corp.
512,093
0.2
56,892  Sensata Technologies
Holding PLC
2,003,736
0.8
27,871
Southwest Airlines Co.
1,047,113
0.4
9,388  Stanley Black &
Decker, Inc.
667,111
0.2
14,933  Sunbelt Rentals
Holdings, Inc.
952,590
0.4
17,654
Tecnoglass, Inc.
786,486
0.3
20,704
Timken Co.
2,082,201
0.8
8,960
Toro Co.
837,222
0.3
16,074
TriNet Group, Inc.
585,576
0.2
26,271
(1)
Verra Mobility Corp.
375,413
0.1
43,371,803
16.3
Information Technology : 8.0%
13,282
(1)
Akamai Technologies,
Inc.
1,525,438
0.6
25,978
Amdocs Ltd.
1,695,324
0.6
11,536
Amkor Technology, Inc.
519,466
0.2
5,602
(1)
Arrow Electronics, Inc.
803,383
0.3
12,242
(1)
Axcelis Technologies,
Inc.
1,139,485
0.4
9,486
CDW Corp.
1,147,996
0.4
26,089  Cognizant Technology
Solutions Corp. - Class
A
1,600,560
0.6
7,203
(1)
F5, Inc.
2,084,044
0.8
63,073
HP, Inc.
1,211,632
0.5
40,096  Infineon Technologies
AG
1,819,009
0.7
22,380
(2)
Ingram Micro Holding
Corp.
521,678
0.2
13,199  Kulicke & Soffa
Industries, Inc.
867,438
0.3
6,202  NXP Semiconductors
NV
1,220,926
0.5
25,540
(2)
Opera Ltd., ADR
364,201
0.1
9,415
(1)
Progress Software
Corp.
241,495
0.1
24,007
Ralliant Corp.
998,451
0.4
3,238
TE Connectivity PLC
676,807
0.2
7,113
Teradyne, Inc.
2,108,720
0.8
22,209
Vontier Corp.
787,753
0.3
21,333,806
8.0
Materials : 4.4%
25,319
(1)
Amrize Ltd.
1,418,370
0.5
14,700
Ashland, Inc.
817,467
0.3
91,561  Graphic Packaging
Holding Co.
910,116
0.3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
19,751
(1)
Ingevity Corp.
$ 1,406,864
0.5
13,764  Minerals Technologies,
Inc.
976,143
0.4
14,330  Packaging Corp. of
America
3,041,113
1.1
12,785
PPG Industries, Inc.
1,366,461
0.5
4,769  Reliance Steel &
Aluminum Co.
1,449,394
0.6
28,584
(2)
Titan America SA
428,188
0.2
11,814,116
4.4
Real Estate : 7.6%
9,684
Agree Realty Corp.
729,980
0.3
8,992
American Tower Corp.
1,551,839
0.6
103,388
(2)
Americold Realty Trust,
Inc.
1,184,827
0.4
21,975
CareTrust REIT, Inc.
805,384
0.3
13,287
EPR Properties
663,819
0.3
42,563
Equity Residential
2,517,601
0.9
2,271  Essex Property Trust,
Inc.
549,582
0.2
84,048  Healthpeak Properties,
Inc.
1,380,909
0.5
5,621
Iron Mountain, Inc.
574,129
0.2
18,834
LTC Properties, Inc.
699,871
0.3
5,307
Public Storage
1,437,560
0.5
42,841
Realty Income Corp.
2,621,012
1.0
9,436  Regency Centers
Corp.
713,928
0.3
15,480  Ryman Hospitality
Properties, Inc.
1,428,340
0.5
17,641
Terreno Realty Corp.
1,083,510
0.4
18,266
Ventas, Inc.
1,493,793
0.6
28,758
VICI Properties, Inc.
785,669
0.3
20,221,753
7.6
Utilities : 6.7%
13,751
Duke Energy Corp.
1,800,556
0.6
41,644
Evergy, Inc.
3,411,476
1.3
27,185
Eversource Energy
1,883,377
0.7
27,771
NorthWestern Corp.
1,831,220
0.7
32,231
ONE Gas, Inc.
2,776,056
1.0
40,194
PPL Corp.
1,535,411
0.6
17,405
Spire, Inc.
1,575,848
0.6
39,563
Xcel Energy, Inc.
3,142,885
1.2
17,956,829
6.7
Total Common Stock
(Cost $254,933,632)
261,060,928
97.9

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
American Century
Small-Mid Cap Value Portfolio
Shares Value
Percentage
of Net
Assets
PREFERRED STOCK : 0.3%
Consumer Staples : 0.3%
10,321  Henkel AG & Co.
KGaA
$ 797,293
0.3
Total Preferred Stock
(Cost $812,689)
797,293
0.3
Total Long-Term
Investments
(Cost $255,746,321)
261,858,221
98.2
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 4.3%
Repurchase Agreements : 2.2%
1,660,713
(4)
Citadel Securities
LLC, Repurchase
Agreement dated
03/31/2026, 3.730%,
due 04/01/2026
(Repurchase
Amount $1,660,883,
collateralized
by various U.S.
Government
Securities, 0.000%-
5.375%, Market Value
plus accrued interest
$1,694,103, due
04/15/26-02/15/56)
1,660,713
0.6
805,217
(4)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
03/31/2026, 3.670%,
due 04/01/2026
(Repurchase
Amount $805,298,
collateralized
by various U.S.
Government Agency
Obligations, 2.000%-
7.000%, Market
Value plus accrued
interest $821,321, due
05/12/27-02/20/66)
805,217
0.3
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
418,002
(4)
National Bank
Financial Inc.,
Repurchase
Agreement dated
03/31/2026, 3.710%,
due 04/01/2026
(Repurchase
Amount $418,044,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.625%, Market
Value plus accrued
interest $426,362, due
04/01/26)
$ 418,002
0.2
1,561,070
(4)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
03/31/2026, 3.660%,
due 04/01/2026
(Repurchase
Amount $1,561,227,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$1,592,292, due
05/05/26-01/15/66)
1,561,070
0.6
1,403,731
(4)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
03/31/2026, 3.780%,
due 04/01/2026
(Repurchase
Amount $1,403,876,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$1,429,563, due
04/15/28-02/15/56)
1,403,731
0.5
Total Repurchase
Agreements
(Cost $5,848,733)
5,848,733
2.2
Time Deposits : 0.4%
160,000
(4)
Canadian Imperial
Bank of Commerce,
3.630
%,
04/01/2026 160,000
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
American Century
Small-Mid Cap Value Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Time Deposits (continued)
150,000
(4)
Landesbank
Hessen Thueringen
Girozentrale,
3.640
%,
04/01/2026 $ 150,000
0.0
160,000
(4)
Mizuho Bank Ltd.,
3.640
%,
04/01/2026 160,000
0.1
160,000
(4)
Royal Bank of Canada,
3.700
%,
04/01/2026 160,000
0.0
150,000
(4)
Societe Generale S.A.,
3.620
%,
04/01/2026 150,000
0.0
160,000
(4)
Svenska
Handelsbanken AB,
3.620
%,
04/01/2026 160,000
0.1
160,000
(4)
Toronto-Dominion
Bank,
3.640
%,
04/01/2026 160,000
0.1
Total Time Deposits
(Cost $1,100,000)
1,100,000
0.4
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 1.7%
4,520,082
(5)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
3.550%
(Cost $4,520,082) $ 4,520,082 1.7
Total Short-Term
Investments
(Cost $11,468,815)
11,468,815
4.3
Total Investments in
Securities
(Cost $267,215,136) $ 273,327,036 102.5
Liabilities in Excess
of Other Assets (6,683,511) (2.5)
Net Assets $ 266,643,525 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
Security is a Master Limited Partnership.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of March 31, 2026.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
American Century
Small-Mid Cap Value Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 817,318 $ 861,718 $ — $ 1,679,036
Consumer Discretionary 13,809,569 1,678,415 — 15,487,984
Consumer Staples 12,983,082 2,115,906 — 15,098,988
Energy 25,782,702 — — 25,782,702
Financials 58,118,403 — — 58,118,403
Foreign Stock 523,708 — — 523,708
Health Care 29,671,800 — — 29,671,800
Industrials 37,847,706 5,524,097 — 43,371,803
Information Technology 19,514,797 1,819,009 — 21,333,806
Materials 11,814,116 — — 11,814,116
Real Estate 20,221,753 — — 20,221,753
Utilities 17,956,829 — — 17,956,829
Total Common Stock 249,061,783 11,999,145 — 261,060,928
Preferred Stock — 797,293 — 797,293
Short-Term Investments 4,520,082 6,948,733 — 11,468,815
Total Investments, at fair value $ 253,581,865 $ 19,745,171 $ — $ 273,327,036
Other Financial Instruments+
Forward Foreign Currency Contracts — 110,006 — 110,006
Total Assets $ 253,581,865 $ 19,855,177 $ — $ 273,437,042
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (4,380) $ — $ (4,380)
Total Liabilities $ — $ (4,380) $ — $ (4,380)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2026, the following forward foreign currency contracts were outstanding for VY
®
American Century Small-Mid Cap Value Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 1,761,281 GBP 1,312,293 Bank of America N.A. 06/26/26 $ 24,820
GBP 114,418 USD 150,921 Bank of America N.A. 06/26/26 481
JPY 9,320,250 USD 58,839 Bank of America N.A. 06/26/26 312
GBP 61,661 USD 81,564 Bank of America N.A. 06/26/26 28
USD 158,118 JPY 24,939,000 Bank of America N.A. 06/26/26 (157)
USD 40,692 JPY 6,459,150 Bank of America N.A. 06/26/26 (301)
USD 74,655 JPY 11,821,800 Bank of America N.A. 06/26/26 (372)
USD 2,079,373 EUR 1,780,436 Citibank N.A. 06/26/26 13,430
USD 198,877 CAD 271,939 Citibank N.A. 06/26/26 2,660
USD 10,498 CAD 14,445 Citibank N.A. 06/26/26 75
USD 1,760,107 GBP 1,312,293 Goldman Sachs & Co. 06/26/26 23,645
USD 2,078,588 EUR 1,780,436 Goldman Sachs & Co. 06/26/26 12,645
USD 350,083 SEK 3,273,682 JPMorgan Chase Bank N.A. 06/26/26 2,776
JPY 3,901,500 USD 24,624 JPMorgan Chase Bank N.A. 06/26/26 137
SEK 89,017 USD 9,350 JPMorgan Chase Bank N.A. 06/26/26 93
USD 10,354 SEK 97,253 JPMorgan Chase Bank N.A. 06/26/26 37

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
American Century
Small-Mid Cap Value Portfolio
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 39,237 JPY 6,178,650 JPMorgan Chase Bank N.A. 06/26/26 $ 24
SEK 105,130 USD 11,309 JPMorgan Chase Bank N.A. 06/26/26 (156)
USD 811,824 JPY 128,423,100 JPMorgan Chase Bank N.A. 06/26/26 (3,211)
USD 2,077,759 EUR 1,780,436 Morgan Stanley Capital Services LLC 06/26/26 11,817
EUR 169,301 USD 194,781 Morgan Stanley Capital Services LLC 06/26/26 1,668
USD 2,078,659 EUR 1,780,436 UBS AG 06/26/26 12,716
USD 198,852 CAD 271,940 UBS AG 06/26/26 2,634
CAD 51,122 USD 36,879 UBS AG 06/26/26 8
CAD 31,504 USD 22,776 UBS AG 06/26/26 (44)
CAD 15,738 USD 11,495 UBS AG 06/26/26 (139)
$ 105,626
Currency Abbreviations:
CAD
—
Canadian Dollar
EUR
—
EU Euro
GBP
—
British Pound
JPY
—
Japanese Yen
SEK
—
Swedish Krona
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 27,269,510
Gross Unrealized Depreciation (21,157,610)
Net Unrealized Appreciation $ 6,111,900